FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Jun. 30, 2014
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2014	2013
						(Dollars in Thousands)

Convertible	06/22/16	07/27/17	4.44%	4.26%	5.16%	$12,500	$17,500
Adjustable	05/06/16	06/17/16	0.26%	0.26%	0.28%	99,196	-

Total						$111,696	$17,500

Maturities of Federal Home Loan Bank Long-Term Advances

Maturing During Fiscal Year Ended June 30:	Amount	Weighted- Average Interest Rate
	(Dollars in Thousands)

2015	$-	-%
2016	101,696	.39
2017	-	-
2018	10,000	4.26
2019 and thereafter	-	-

Total	$111,696	0.65%

Schedule of Federal Home Loan Bank Short-Term Advances

	2014	2013
	(Dollars in Thousands)

FHLB revolving and short-term advances:
Ending balance	$23,626	$96,712
Average balance during the year	79,243	81,995
Maximum month-end balance during the year	122,054	105,438
Average interest rate during the year	0.25%	0.23%
Weighted-average rate at year-end	0.27%	0.23%